LONG-TERM DEBT (Details Narrative) - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Feb. 28, 2021	May 06, 2020	Jul. 08, 2020	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Accrued interest				$ 0	$ 40,000
Debt Instrument, Decrease, Forgiveness				$ 77,500
License Agreement [Member] | Purple Bio Tech [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period				5.00%
Debt Instrument, Convertible, Conversion Price				$ 5
Note Payable [Member]
Debt Instrument [Line Items]
Principal amount				$ 200,000
Debt stated interest rate				9.00%
Debt maturity date				Jun. 15, 2020
Note Payable 1 [Member]
Debt Instrument [Line Items]
Note payable					200,000
Note Payable 2 [Member]
Debt Instrument [Line Items]
Principal amount				$ 500,000
Debt stated interest rate				8.00%
Debt maturity date				Feb. 08, 2021
Note payable				$ 500,000	500,000
Debt interest rate increase if in default				2.00%
Note Payable 3 [Member]
Debt Instrument [Line Items]
Principal amount				$ 250,000
Debt stated interest rate				8.00%
Debt maturity date				Feb. 08, 2021
Note payable				$ 0	250,000
Debt interest rate increase if in default				2.00%
Note Payable 4 [Member]
Debt Instrument [Line Items]
Principal amount				$ 250,000
Debt stated interest rate				8.00%
Debt maturity date				Feb. 08, 2021
Note payable				$ 0	250,000
Debt interest rate increase if in default				2.00%
Note Payable 5 [Member]
Debt Instrument [Line Items]
Principal amount				$ 333,000
Debt stated interest rate				8.00%
Debt maturity date				Feb. 08, 2021
Note payable				$ 0	333,000
Debt interest rate increase if in default				2.00%
Note Payable 6 [Member]
Debt Instrument [Line Items]
Principal amount				$ 167,000
Debt stated interest rate				8.00%
Debt maturity date				Feb. 08, 2021
Note payable				$ 167,000	167,000
Debt interest rate increase if in default				2.00%
Note Payable 7 [Member]
Debt Instrument [Line Items]
Principal amount				$ 104,000
Note payable				0	104,000
PPP Loan [Member]
Debt Instrument [Line Items]
Note payable				77,595	77,500
Proceeds from loan	$ 77,595	$ 77,500
EIDL Loan [Member]
Debt Instrument [Line Items]
Debt stated interest rate			3.75%
Note payable				$ 150,000	$ 150,000
Proceeds from loan			$ 150,000